Condensed Financial Information of Registrant (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 01, 2010	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2008 Parent Company [Member]
Cash flows from operating activities
Net income (loss)	$ 988	$ 3,450	$ 1,093	$ 884	$ 10	$ 294	$ 1,537	$ 822	$ 6,415	$ 2,663	$ (2,447)		$ 6,423	$ 2,667	$ (2,411)
Earnings of subsidiaries													(6,979)	(3,318)	1,976
Dividends from subsidiaries													2,578	916	515
Other, net													697	376	(458)
Net cash provided by (used in) operating activities									10,273	7,985	3,797		2,719	641	(378)
Cash flows from investing activities
Sales of fixed maturity securities													3,265	7,422	1,005
Purchases of fixed maturity securities									(116,939)	(100,713)	(83,940)		(4,787)	(6,542)	(3,002)
Sales of equity securities									2,006	1,371	2,545		1	5	0
Purchases of equity securities									(1,481)	(949)	(1,986)		0	0	(3)
Cash received in connection with freestanding derivatives									2,815	1,814	3,292		257	200	239
Cash paid in connection with freestanding derivatives									(3,478)	(2,548)	(5,393)		(276)	(450)	(496)
Sales of businesses									54	0	180		180	0	130
Disposal of subsidiary									4	0	(19)		0	0	(19)
Purchases of businesses													0	(7,196)	0
Expense paid on behalf of subsidiaries													(75)	(72)	(69)
Repayments of loans to subsidiaries													1,275	300	0
Investment in preferred stock of subsidiary													(250)	(50)	(75)
Returns of capital from subsidiaries													591	54	0
Capital contributions to subsidiaries													(1,439)	(374)	(876)
Net change in short-term investments									(7,949)	3,033	5,534		(620)	271	772
Other, net									(169)	(186)	(160)		(10)	(35)	186
Net cash used in investing activities									(22,218)	(18,303)	(13,929)		(1,888)	(6,467)	(2,208)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions									6,444	3,076	(6,863)		520	233	84
Net change in short-term debt									380	(606)	(1,747)		0	0	(300)
Long-term debt issued									1,346	5,090	2,961		0	2,987	1,647
Long-term debt repaid									(2,042)	(1,061)	(555)		(750)	0	0
Cash received in connection with collateral financing arrangements													100	0	775
Cash paid in connection with collateral financing arrangements													(63)	0	(400)
Junior subordinated debt securities issued									0	0	500		0	0	500
Debt issuance costs									(1)	(14)	(30)		(1)	(14)	(30)
Stock options exercised									88	52	8		88	5	8
Common stock issued, net of issuance costs									2,950	3,529	0		2,950	3,576	0
Common stock issued to settle stock forward contracts									0	0	1,035		0	0	1,035
Redemption of convertible preferred stock									(2,805)	0	0		(2,805)	0	0
Preferred stock redemption premium	0	0	0	(146)	0	0	0	0	(146)	0	0		(146)	0	0
Dividends on preferred stock									(122)	(122)	(122)		(122)	(122)	(122)
Dividends on common stock									(787)	(784)	(610)		(787)	(784)	(610)
Other, net									125	(304)	(42)		(130)	(110)	0
Net cash provided by financing activities									9,382	13,381	(4,103)		(1,146)	5,771	2,587
Change in cash and cash equivalents									(2,585)	2,934	(14,127)		(315)	(55)	1
Cash and cash equivalents, beginning of year														624	679	678
Cash and cash equivalents, end of year													309	624	679
Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for Interest									1,565	1,489	989		997	808	704
Net cash paid (received) during the year for Income tax									676	(23)	397		(659)	(474)	104
Business acquisitions:
Assets acquired									327	125,728	0		0	125,728	0
Liabilities assumed									(94)	(109,306)	0		0	(109,306)	0
Redeemable and non-redeemable noncontrolling interests assumed	0				(130)				0	(130)	0		0	(130)	0
Net assets acquired	233				16,292				233	16,292	0	16,292	0	16,292	0
Business acquisitions cash paid									(233)	(7,196)	0		0	(7,196)	0
Other purchase price adjustments	0				98				0	98	0		0	98	0
Business acquisitions securities issued	0				9,194				0	9,194	0		0	9,194	0
Cash paid excluding transaction costs									0	88	0		0	88	0
Remarketing of debt securities:
Fixed maturity securities redeemed									0	0	32		0	0	32
Long-term debt issued									0	0	1,035		0	0	1,035
Junior subordinated debt securities redeemed									0	0	1,067		0	0	1,067
Issuance of collateral financing arrangements													0	0	105
Dividends from subsidiaries													170	874	0
Returns of capital from subsidiaries													47	0	0
Capital contribution to subsidiary													316	0	105
Allocation of interest expense to subsidiary													29	30	44
Allocation of interest income to subsidiary													68	46	56
Issuance of loan to subsidiary via transfer of fixed maturity securities													$ 0	$ 0	$ 300